Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	Dec 31, 2018	Dec 31, 2017
Current liabilities	€m	€m
Trade payables	321.1	289.4
Accruals and deferred income	125.3	109.6
Trade terms payable	79.5	39.5
Social security and other taxes	19.0	18.2
Other payables	19.0	17.7
Financial payables	7.7	3.1
Total current trade and other payables	571.6	477.5
Non-current liabilities
Accruals and deferred income	1.3	1.8
Total non-current trade and other payables	1.3	1.8
Total trade and other payables	572.9	479.3

Disclosure of Finance Lease Obligations
Non-cancellable operating lease rentals relate to total future aggregate minimum lease payments and are payable as follows:

	As at Dec 31, 2018	As at Dec 31, 2017
	€m	€m
Less than one year	22.2	17.8
Between one and three years	38.5	26.1
Between three and five years	26.0	17.8
More than five years	94.9	106.6
Total	181.6	168.3